Financing - Changes in loans and financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financing
Borrowings, beginning of the year	R$ 12,191,856	R$ 14,012,779
Funding	20,964,722	2,561,954
Addition from acquisition of subsidiaries	79,923
Exchange variation	1,457,989	81,849
Settlement of principal	(3,738,577)	(4,533,736)
Settlement of interest	(669,088)	(1,025,117)
Interest expenses and other costs	873,344	1,041,995
Transaction costs and other costs	(86,113)	52,132
Borrowings, end of the year	R$ 31,074,056	R$ 12,191,856